Thrivent Small Cap Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	70 Months Ended	94 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	16.53%	13.74%	14.29%
Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%		7.91%
S&P SmallCap® 600 Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.37%	5.53%		7.95%
Class S
Prospectus [Line Items]
Average Annual Return, Percent		1.83%	1.36%		9.20%
Performance Inception Date	Feb. 28, 2018
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.63%	1.19%		8.88%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.24%	1.03%		7.36%